GOODWILL AND INTENGABLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 22,929	$ 22,929
Accumulated amortization	12,742	10,129
Net book value	10,187	12,800
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	12,305	12,305
Accumulated amortization	6,592	4,834
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,191	5,191
Accumulated amortization	2,644	1,789
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	3,506	3,506
Accumulated amortization	3,506	3,506
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,927	1,927
Accumulated amortization